Document and Entity Information	May 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001138118
Document Type	8-K
Document Period End Date	May 04, 2026
Entity Registrant Name	CBRE GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32205
Entity Tax Identification Number	94-3391143
Entity Address, Address Line One	2121 North Pearl Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	979-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	CBRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false